Subsequent Events (Details)							6 Months Ended	12 Months Ended
	Nov. 17, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jul. 19, 2023 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares	Jan. 20, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Sep. 30, 2023 $ / shares	Mar. 13, 2023 USD ($)	Mar. 07, 2023	Feb. 16, 2023 USD ($)
Subsequent Event [Line Items]
Price per unit (in Dollars per share) | $ / shares									$ 10.1
Redemption amount not exceed of trust account										$ 150,000		$ 150,000
Class A Ordinary Share [Member]
Subsequent Event [Line Items]
Aggregate redeemable shares (in Shares) | shares				585,456		16,988,575
Redemption price per share (in Dollars per share) | $ / shares				$ 10.92		$ 10.32		$ 10.3	11.12
Redemption shares value				$ 6,395,800		$ 175,285,892
Redemption shares value in trust account				$ 26,502,440		31,461,507
Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption shares value in trust account						$ 31,461,507
Number of public holders for continuing listing shares											300
Subsequent Event [Member] | Class A Ordinary Share [Member]
Subsequent Event [Line Items]
Aggregate redeemable shares (in Shares) | shares						16,988,575
Redemption price per share (in Dollars per share) | $ / shares						$ 10.318
Redemption shares value						$ 175,285,892
Sponsor [Member]
Subsequent Event [Line Items]
Amount of monthly payment made to the Company							$ 150,000
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Amount of monthly payment made to the Company		$ 60,649	$ 60,649
Sponsor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Redemption amount not exceed of trust account					$ 150,000
Amount of monthly payment made to the Company	$ 60,649
Sponsor [Member] | Subsequent Event [Member] | Class A Ordinary Share [Member]
Subsequent Event [Line Items]
Redemption amount not exceed of trust account					$ 150,000
Ordinary share price equal to trust account amount (in Dollars per share) | $ / shares					$ 0.05
DigiAsia Bios Pte. Ltd [Member]
Subsequent Event [Line Items]
Share capital holding percentage								1.00%
Number of lock-up shares (in Shares) | shares								250,000
DigiAsia Bios Pte. Ltd [Member] | Subsequent Event [Member] | PubCo Ordinary Share [Member]
Subsequent Event [Line Items]
Price per unit (in Dollars per share) | $ / shares								$ 12
DigiAsia Bios Pte. Ltd [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Price per unit (in Dollars per share) | $ / shares									$ 12